Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Variable Insurance Trust
Entity Central Index Key	0001046292
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000025652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 105,439,872
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 415,479
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$105,439,872 # of Portfolio Holdings284 Portfolio Turnover Rate73% Total Net Advisory Fees Paid$415,479
Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	18.8%
Health Care	14.2%
Information Technology	11.5%
Consumer Discretionary	9.5%
Materials	6.7%
Consumer Staples	6.6%
Energy	2.9%
Real Estate	2.7%
Other Sectors	3.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - International Equity Insights Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 105,439,872
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 415,479
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$105,439,872 # of Portfolio Holdings284 Portfolio Turnover Rate73% Total Net Advisory Fees Paid$415,479
Holdings [Text Block]

Sector Allocation (%)

Financials	22.0%
Industrials	18.8%
Health Care	14.2%
Information Technology	11.5%
Consumer Discretionary	9.5%
Materials	6.7%
Consumer Staples	6.6%
Energy	2.9%
Real Estate	2.7%
Other Sectors	3.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025646
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 277,177,395
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 958,942
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$277,177,395 # of Portfolio Holdings75 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$958,942
Holdings [Text Block]

Sector Allocation (%)

Financials	21.2%
Health Care	15.7%
Industrials	14.0%
Information Technology	10.5%
Consumer Staples	7.4%
Energy	6.7%
Materials	6.0%
Communication Services	5.0%
Real Estate	4.6%
Other Sectors	8.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025647
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 277,177,395
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 958,942
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$277,177,395 # of Portfolio Holdings75 Portfolio Turnover Rate25% Total Net Advisory Fees Paid$958,942
Holdings [Text Block]

Sector Allocation (%)

Financials	21.2%
Health Care	15.7%
Industrials	14.0%
Information Technology	10.5%
Consumer Staples	7.4%
Energy	6.7%
Materials	6.0%
Communication Services	5.0%
Real Estate	4.6%
Other Sectors	8.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 60,714,781
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 247,434
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$60,714,781 # of Portfolio Holdings76 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$247,434
Holdings [Text Block]

Sector Allocation (%)

Information Technology	21.2%
Industrials	19.5%
Health Care	19.0%
Consumer Discretionary	12.3%
Financials	7.3%
Materials	4.3%
Energy	4.1%
Communication Services	3.6%
Consumer Staples	3.1%
Other Sectors	5.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128923
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Growth Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 60,714,781
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 247,434
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$60,714,781 # of Portfolio Holdings76 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$247,434
Holdings [Text Block]

Sector Allocation (%)

Information Technology	21.2%
Industrials	19.5%
Health Care	19.0%
Consumer Discretionary	12.3%
Financials	7.3%
Materials	4.3%
Energy	4.1%
Communication Services	3.6%
Consumer Staples	3.1%
Other Sectors	5.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025649
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 439,768,335
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,716,616
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$439,768,335 # of Portfolio Holdings96 Portfolio Turnover Rate33% Total Net Advisory Fees Paid$1,716,616
Holdings [Text Block]

Sector Allocation (%)

Industrials	18.6%
Financials	16.7%
Utilities	9.7%
Real Estate	8.8%
Consumer Discretionary	8.8%
Health Care	8.8%
Materials	8.5%
Information Technology	8.0%
Energy	6.1%
Other Sectors	6.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025650
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 439,768,335
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,716,616
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$439,768,335 # of Portfolio Holdings96 Portfolio Turnover Rate33% Total Net Advisory Fees Paid$1,716,616
Holdings [Text Block]

Sector Allocation (%)

Industrials	18.6%
Financials	16.7%
Utilities	9.7%
Real Estate	8.8%
Consumer Discretionary	8.8%
Health Care	8.8%
Materials	8.5%
Information Technology	8.0%
Energy	6.1%
Other Sectors	6.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 131,064,491
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 443,965
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$131,064,491 # of Portfolio Holdings555 Portfolio Turnover Rate85% Total Net Advisory Fees Paid$443,965
Holdings [Text Block]

Sector Allocation (%)

Financials	19.5%
Industrials	15.5%
Health Care	15.4%
Consumer Discretionary	13.4%
Information Technology	13.3%
Energy	5.5%
Real Estate	5.2%
Materials	4.2%
Communication Services	3.0%
Other Sectors	4.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 131,064,491
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 443,965
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$131,064,491 # of Portfolio Holdings555 Portfolio Turnover Rate85% Total Net Advisory Fees Paid$443,965
Holdings [Text Block]

Sector Allocation (%)

Financials	19.5%
Industrials	15.5%
Health Care	15.4%
Consumer Discretionary	13.4%
Information Technology	13.3%
Energy	5.5%
Real Estate	5.2%
Materials	4.2%
Communication Services	3.0%
Other Sectors	4.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.73%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
AssetsNet	$ 403,104,814
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,323,285
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$403,104,814 # of Portfolio Holdings62 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,323,285
Holdings [Text Block]

Sector Allocation (%)

Information Technology	47.4%
Consumer Discretionary	13.2%
Communication Services	12.4%
Health Care	10.1%
Financials	5.7%
Industrials	4.4%
Materials	2.2%
Real Estate	1.6%
Energy	1.2%
Other Sectors	1.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025644
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Strategic Growth Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$53	0.98%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%
AssetsNet	$ 403,104,814
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 1,323,285
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$403,104,814 # of Portfolio Holdings62 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,323,285
Holdings [Text Block]

Sector Allocation (%)

Information Technology	47.4%
Consumer Discretionary	13.2%
Communication Services	12.4%
Health Care	10.1%
Financials	5.7%
Industrials	4.4%
Materials	2.2%
Real Estate	1.6%
Energy	1.2%
Other Sectors	1.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025633
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 357,533,196
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 915,904
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$357,533,196 # of Portfolio Holdings128 Portfolio Turnover Rate101% Total Net Advisory Fees Paid$915,904
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.6%
Financials	15.2%
Health Care	11.9%
Industrials	10.7%
Communication Services	9.7%
Consumer Discretionary	9.4%
Consumer Staples	5.3%
Energy	2.5%
Real Estate	2.1%
Other Sectors	2.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025634
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - U.S. Equity Insights Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
AssetsNet	$ 357,533,196
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 915,904
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$357,533,196 # of Portfolio Holdings128 Portfolio Turnover Rate101% Total Net Advisory Fees Paid$915,904
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.6%
Financials	15.2%
Health Care	11.9%
Industrials	10.7%
Communication Services	9.7%
Consumer Discretionary	9.4%
Consumer Staples	5.3%
Energy	2.5%
Real Estate	2.1%
Other Sectors	2.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000138559
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 41,583,026
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$41,583,026 # of Portfolio Holdings18 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$0
Holdings [Text Block]

Fund Allocation (%)

Underlying Fund	89.7%
Exchange Traded Funds	7.4%
Investment Company	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000138560
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 41,583,026
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$41,583,026 # of Portfolio Holdings18 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$0
Holdings [Text Block]

Fund Allocation (%)

Underlying Fund	89.7%
Exchange Traded Funds	7.4%
Investment Company	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000141036
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Multi-Strategy Alternatives Portfolio
Class Name	Advisor
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 41,583,026
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$41,583,026 # of Portfolio Holdings18 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$0
Holdings [Text Block]

Fund Allocation (%)

Underlying Fund	89.7%
Exchange Traded Funds	7.4%
Investment Company	1.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133600
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 277,115,561
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 899,097
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$277,115,561 # of Portfolio Holdings13 Portfolio Turnover Rate1% Total Net Advisory Fees Paid$899,097
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Treasuries	34.7	34.7	0.0	34.7
Japanese Equities	4.3	4.3	0.0	4.3
UK Equities	2.9	2.9	0.0	2.9
European Equities	5.2	5.2	0.0	5.2
US Large Cap Equities	56.3	56.3	0.0	56.3
Cash and Short-term Investments	72.3	72.3	0.0	72.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Trend Driven Allocation Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Trend Driven Allocation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 277,115,561
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 899,097
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$277,115,561 # of Portfolio Holdings13 Portfolio Turnover Rate1% Total Net Advisory Fees Paid$899,097
Holdings [Text Block]

Asset Class Exposure (%)*

	Gross	Long	Short	Net
US Treasuries	34.7	34.7	0.0	34.7
Japanese Equities	4.3	4.3	0.0	4.3
UK Equities	2.9	2.9	0.0	2.9
European Equities	5.2	5.2	0.0	5.2
US Large Cap Equities	56.3	56.3	0.0	56.3
Cash and Short-term Investments	72.3	72.3	0.0	72.3

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000128922
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Institutional
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 146,546,672
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 273,716
InvestmentCompanyPortfolioTurnover	415.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$146,546,672 # of Portfolio Holdings709 Portfolio Turnover Rate415% Total Net Advisory Fees Paid$273,716
Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	41.2%
Corporate Bond	25.3%
U.S. Treasury Obligations	18.9%
Asset- Backed Securities	12.8%
Investment Company	7.9%
Foreign Bond	4.7%
Commercial Mortgage-Backed Securities	4.1%
Collateralized Mortgage Obligations	3.2%
Other Sector	2.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025636
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Core Fixed Income Fund
Class Name	Service
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Core Fixed Income Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 146,546,672
Holdings Count | Holding	709
Advisory Fees Paid, Amount	$ 273,716
InvestmentCompanyPortfolioTurnover	415.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$146,546,672 # of Portfolio Holdings709 Portfolio Turnover Rate415% Total Net Advisory Fees Paid$273,716
Holdings [Text Block]

Sector Allocation (%)

Mortgage-Backed Securities	41.2%
Corporate Bond	25.3%
U.S. Treasury Obligations	18.9%
Asset- Backed Securities	12.8%
Investment Company	7.9%
Foreign Bond	4.7%
Commercial Mortgage-Backed Securities	4.1%
Collateralized Mortgage Obligations	3.2%
Other Sector	2.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000133599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Institutional Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 2,636,307,364
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 2,077,375
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$2,636,307,364 # of Portfolio Holdings283 Total Net Advisory Fees Paid$2,077,375
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	66.1%
U.S. Treasury Obligations	19.0%
U.S. Government Agency Obligations	14.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025638
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Variable Insurance Trust - Government Money Market Fund
Class Name	Service Shares
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi - Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 2,636,307,364
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 2,077,375
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets$2,636,307,364 # of Portfolio Holdings283 Total Net Advisory Fees Paid$2,077,375
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	66.1%
U.S. Treasury Obligations	19.0%
U.S. Government Agency Obligations	14.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs